Pledged Assets and Collateral (Tables)	6 Months Ended
Sep. 30, 2022
Financial Instruments Pledged as Collateral [Abstract]
Assets Mortgaged Pledged or Otherwise Subject to Lien
At September 30, 2022, assets mortgaged, pledged, or otherwise subject to lien were as follows:

September 30, 2022
(in millions)
Trading account securities	¥10,660,801
Investment securities	21,525,456
Loans	13,533,656
Other	251,462
Total	¥45,971,375

Pledged Assets Classified by Type of Liabilities
The above pledged assets were classified by type of liabilities to which they related as follows:

September 30, 2022
(in millions)
Deposits	¥243,462
Payables under repurchase agreements and securities lending transactions	24,518,082
Other short-term borrowings and long-term debt	21,131,555
Other	78,276
Total	¥45,971,375